Financial Instruments Schedule of the fair value of derivatives financial instruments as well as their Consolidated Balance Sheets classification (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Designated as Hedging Instrument [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 25,638	$ 638	$ 2,266
Derivative Liabilities	62	3,807	7,836
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	133	525	142
Derivative Liabilities	1,280	682	1,615
Other Long Term Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Liabilities		3,807
Accrued Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Liabilities	62		7,836
Accrued Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	1,280
Accrued Liabilities [Member] | Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		682	1,615
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Asset Derivatives		605	931
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	133	525	142
Other Assets Net [Member] | Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Asset Derivatives	25,065		1,335
Other Assets Net [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 573	$ 33